UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

Annual Report
5.31.11

A look at performance

Total returns for the period ended May 31, 2011

								SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11	5-31-11

Class A	–2.51	2.85	3.73	–2.51	15.11	44.27	3.11	3.04

Class B	–3.64	2.74	3.63	–3.64	14.46	42.81	2.57	2.49

Class C	0.27	3.09	3.48	0.27	16.42	40.83	2.57	2.49

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.94	1.64	1.64
Gross (%)	1.09	1.79	1.79

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	New York Tax-Free Income Fund | Annual report

	Class B	Class C

Start date	5-31-01	5-31-01

NAV	$14,281	$14,083

POP	$14,281	$14,083

Index	$16,324	$16,324

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | New York Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

The 12-month period ended May 31, 2011 was a volatile one for the municipal bond market, but municipal bonds nonetheless posted positive results. Most of the volatility occurred in late 2010 and early 2011 amid a supply and demand imbalance — supply surged as municipalities rushed to issue bonds under the expiring Build America Bonds program, while demand evaporated as investors expressed renewed concerns about municipal credit quality in the face of persistent budget deficits and expected reductions in federal funding for states and municipalities. New York addressed its budgetary challenges aggressively, erasing a $10 billion deficit through consolidation, spending caps and cuts to education and health care. In addition, state tax revenues have been exceeding expectations, thanks in part to the improving economic environment over the last nine months of the period.

For the year ended May 31, 2011, John Hancock New York Tax-Free Income Fund’s Class A shares posted a total return of 2.04% at net asset value. By comparison, Morningstar, Inc.’s muni New York long fund category produced an average return of 1.48%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 3.18%. The benchmark index represents a broad measure of the municipal bond market, so state-specific municipal bond funds will not always reflect all the movement in the broader index and therefore their performance will not always align with the benchmark. Several factors contributed to the Fund’s outperformance of its Morningstar peer group average. The Fund is generally more conservatively positioned, with less interest-rate sensitivity (i.e. shorter duration). This positioning paid off during the most severe periods of market volatility. Individual credit selection also added value as larger, well-distributed, higher-yielding project revenue bonds remained attractive in an uncertain market environment. From a sector perspective, the Fund’s corporate development bonds fared well during the period as crossover buyers, who are less familiar with the municipal bond market, focused on bonds from recognizable issuers, and securities financing projects for major corporations fit the bill. On the flip side, higher coupon bonds with calls or maturities inside of one year lagged the market in the period and detracted from Fund results. As these bonds approached payoff, their prices declined as premiums amortized down to the final payoff price.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	New York Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,013.30	$4.72

Class B	1,000.00	1,009.70	8.22

Class C	1,000.00	1,009.80	8.22

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | New York Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,020.20	$4.73

Class B	1,000.00	1,016.80	8.25

Class C	1,000.00	1,016.80	8.25

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.94%, 1.64% and 1.64% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	New York Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (29.6% of Net Assets on 5-31-11)[1]

New York State Dormitory Authority, 5-15-19, 5.500%			3.9%

Oneida County Industrial Development Agency, 7-1-29, Zero			3.6%

New York City Industrial Development Agency, 3-1-15, 6.250%			3.3%

Triborough Bridge & Tunnel Authority, 1-1-21, 6.125%			3.2%

Metropolitan Transportation Authority, 11-15-34, 5.000%			3.0%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero			2.7%

Long Island Power Authority, 4-1-39, 5.750%			2.7%

New York City Municipal Water Finance Authority, 6-15-20, Zero			2.5%

New York Local Assistance Corp., 4-1-17, 5.500%			2.4%

Upper Mohawk Valley Regional Water Finance Authority, 4-1-22, Zero			2.3%

Sector Composition[2,3]

General Obligation Bonds	1%	Airport	7%

Revenue Bonds		Transportation	5%

Education	14%	Facilities	3%

Water & Sewer	12%	Tobacco	3%

Health Care	11%	Pollution	1%

Development	8%	Other Revenue	23%

Utilities	8%	Short-Term Investments & Other	4%

Quality Composition[2,4]

AAA	13%

AA	31%

A	21%

BBB	20%

BB	5%

Not Rated	6%

Short-Term Investments & Other	4%

1 As a percentage of net assets on 5-31-11. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 5-31-11.

3 Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | New York Tax-Free Income Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 95.68%				$57,416,227

(Cost $55,400,139)

New York 81.90%				49,146,068

Albany Parking Authority
Auto Parking Revenue, Prerefunded to
7-15-11, Series A	5.625	07-15-25	$385,000	391,403

Albany Parking Authority
Auto Parking Revenue, Series A	5.625	07-15-25	365,000	365,858

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	1,000,000	1,011,460

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	878,810

City of New York, Series E-1	6.250	10-15-28	500,000	570,295

Herkimer County Industrial
Development Agency
Flots Adult Home, Series A	5.500	03-20-40	970,000	1,005,434

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,604,145

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,096,840

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,057,410

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,750,000	1,781,360

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	1,000,000	1,024,070

Nassau County Industrial Development Agency
North Shore Health Systems Project, Series A	6.250	11-01-21	275,000	276,881

New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,008,040

New York City Industrial Development Agency
Airis JFK I LLC Project, Series A AMT	5.500	07-01-28	1,000,000	864,320

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	778,510

New York City Industrial Development Agency
Lycee Francais De NY Project, Series A (D)	5.375	06-01-23	1,000,000	1,016,170

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	994,520

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,046,010

12	New York Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	$1,000,000	$1,091,050

New York City Municipal Water
Finance Authority
Water Revenue, Series D	Zero	06-15-20	2,000,000	1,484,100

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,021,210

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,022,560

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,048,740

New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero Coupon
steps up to 14.000% on 11-1-11)	Zero	11-01-29	1,000,000	994,240

New York Liberty Development Corp.	5.625	07-15-47	1,000,000	1,002,980

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,435,309

New York State Dormitory Authority
City University, Prerefunded to 7-1-11,
Series A	5.250	07-01-31	130,000	130,542

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,029,810

New York State Dormitory Authority
Miriam Osborn Memorial Home Association,
Series B (D)	6.875	07-01-25	750,000	797,070

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	990,400

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Prerefunded to 5-1-13	5.375	05-01-23	1,000,000	1,093,740

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	705,937

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,032,390

New York State Dormitory Authority
State University Education Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,096,490

New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05-15-19	2,000,000	2,317,100

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,034,080

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)	Zero	07-01-29	5,330,000	2,155,345

Onondaga County Industrial Development
Agency AMT	6.125	01-01-32	1,000,000	879,610

Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08-01-31	500,000	428,150

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,500,000	1,385,850

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,003,010

See notes to financial statements	Annual report | New York Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Suffolk County Industrial Development Agency
Huntington Hospital Project, Series B	6.000	11-01-22	$1,000,000	$1,019,220

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	1,500,000	1,932,675

Tsasc, Inc., Tobacco Settlement
Prerefunded to 7-15-12, Series 1	5.500	07-15-24	670,000	702,227

Upper Mohawk Valley Regional Water
Finance Authority Water Revenue (D)	Zero	04-01-22	2,230,000	1,390,628

Westchester County Healthcare Corp.
Senior Lien, Series A	6.000	11-01-30	1,150,000	1,150,069

Puerto Rico 10.43%				6,260,169

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07-01-11	1,000,000	1,009,720

Puerto Rico Public Building Authority
Lease Revenue, Series A (D)	6.250	07-01-12	1,110,000	1,159,917

Puerto Rico Public Finance Corp.
Prerefunded to 2-1-12, Series E	5.500	08-01-29	1,005,000	1,039,632

Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	2,000,000	1,628,460

Puerto Rico Sales Tax Financing Corp.	5.000	08-01-35	1,000,000	936,050

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	486,390

Virgin Islands 2.52%				1,510,630

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,044,780

Virgin Islands Public Finance Authority,
Series A1-1	5.000	10-01-29	500,000	465,850

Guam 0.83%				499,360

Guam Government, Series A	5.750	12-01-34	500,000	499,360

			Par value	Value
Short-Term Investments 3.30%				$1,982,000

(Cost $1,982,000)

Repurchase Agreement 3.30%				1,982,000

Repurchase Agreement with State Street Corp. dated
5-31-11 at 0.010% to be repurchased at $1,982,001
on 6-1-11, collateralized by $1,530,000 Federal Home
Loan Mortgage Corp., 6.750% due 3-15-31 (valued at
$2,023,425 including interest)			$1,982,000	1,982,000

Total investments (Cost $57,382,139)† 98.98%				$59,398,227

Other assets and liabilities, net 1.02%				$613,098

Total net assets 100.00%				$60,011,325

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

ACA Financial Guaranty Corp.	4.73%
Ambac Financial Group, Inc.	4.29%
National Public Finance Guarantee Insurance Company	7.17%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $57,271,629. Net unrealized appreciation aggregated $2,126,598, of which $3,102,749 related to appreciated investment securities and $976,151 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-11:

General Obligation Bonds	1%

Revenue Bonds
Education	14%
Water & Sewer	12%
Health Care	11%
Development	8%
Utilities	8%
Airport	7%
Transportation	5%
Facilities	3%
Tobacco	3%
Pollution	1%
Other Revenue	23%
Short-Term Investments & Other	4%

See notes to financial statements	Annual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $57,382,139)	$59,398,227
Cash	603
Receivable for fund shares sold	10,154
Interest receivable	808,745
Other receivables and prepaid expenses	9,930

Total assets	60,227,659

Liabilities

Payable for fund shares repurchased	97,973
Distributions payable	54,679
Payable to affiliates
Accounting and legal services fees	1,261
Transfer agent fees	3,457
Distribution and service fees	6,740
Trustees’ fees	3,428
Management fees	94
Other liabilities and accrued expenses	48,702

Total liabilities	216,334

Net assets

Capital paid-in	$57,866,117
Undistributed net investment income	20,062
Accumulated net realized gain on investments	109,058
Net unrealized appreciation (depreciation) on investments	2,016,088

Net assets	$60,011,325

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($49,898,784 ÷ 4,180,509 shares)	$11.94
Class B ($2,144,035 ÷ 179,598 shares)[1]	$11.94
Class C ($7,968,506 ÷ 667,479 shares)[1]	$11.94

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.50

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	New York Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,284,841

Expenses

Investment management fees (Note 4)	311,913
Distribution and service fees (Note 4)	261,694
Accounting and legal services fees (Note 4)	9,445
Transfer agent fees (Note 4)	47,948
Trustees’ fees (Note 4)	5,692
State registration fees	7,855
Printing and postage	8,603
Professional fees	51,198
Custodian fees	12,133
Registration and filing fees	19,558
Other	9,414

Total expenses	745,453
Less expense reductions (Note 4)	(74,164)

Net expenses	671,289

Net investment income	2,613,552

Realized and unrealized gain (loss)

Net realized loss on investments	(11,832)
Change in net unrealized appreciation (depreciation) of investments	(1,584,978)

Net realized and unrealized loss	(1,596,810)

Increase in net assets from operations	$1,016,742

See notes to financial statements	Annual report | New York Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,613,552	$2,578,663
Net realized gain (loss)	(11,832)	90,793
Change in net unrealized appreciation (depreciation)	(1,584,978)	3,013,989

Increase in net assets resulting from operations	1,016,742	5,683,445

Distributions to shareholders
From net investment income
Class A	(2,160,862)	(2,189,305)
Class B	(87,536)	(135,730)
Class C	(281,845)	(235,815)

Total distributions	(2,530,243)	(2,560,850)

From Fund share transactions (Note 5)	(2,867,247)	3,759,354

Total increase (decrease)	(4,380,748)	6,881,949

Net assets

Beginning of year	64,392,073	57,510,124

End of year	$60,011,325	$64,392,073

Undistributed net investment income	$20,062	$19,939

18	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.20	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[2]	0.52	0.51	0.38	0.51	0.52	0.52
Net realized and unrealized gain (loss)
on investments	(0.28)	0.60	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.24	1.11	0.02	0.44	0.15	0.31
Less distributions
From net investment income	(0.50)	(0.51)	(0.38)	(0.51)	(0.52)	(0.52)
Net asset value, end of year	$11.94	$12.20	$11.60	$11.96	$12.03	$12.40
Total return (%)[3]	2.04[4]	9.71[4]	0.28[5]	3.73[4]	1.18[4]	2.54[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$50	$54	$46	$44	$40	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.10	1.19[6,7]	1.04	1.03	1.03
Expenses net of fee waivers	0.96	1.10	1.19[6,7]	1.04	1.03	1.03
Net investment income	4.31	4.27	4.50[6]	4.28	4.22	4.20
Portfolio turnover (%)	9	7	22	25	17	32

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Annual report | New York Tax-Free Income Fund	19

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[2]	0.43	0.42	0.32	0.43	0.43	0.43
Net realized and unrealized gain (loss)
on investments	(0.28)	0.61	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.15	1.03	(0.04)	0.36	0.06	0.22
Less distributions
From net investment income	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Total return (%)[3]	1.25[4]	9.03[4]	(0.24)[5]	3.01[4]	0.48[4]	1.83[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$3	$6	$8	$11	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.80	1.89[6,7]	1.74	1.73	1.73
Expenses net of fee waivers	1.66	1.80	1.89[6,7]	1.74	1.73	1.73
Net investment income	3.59	3.57	3.80[6]	3.57	3.52	3.50
Portfolio turnover (%)	9	7	22	25	17	32

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Net investment income[2]	0.43	0.43	0.32	0.43	0.43	0.43
Net realized and unrealized gain (loss)
on investments	(0.28)	0.60	(0.36)	(0.07)	(0.37)	(0.21)
Total from investment operations	0.15	1.03	(0.04)	0.36	0.06	0.22
Less distributions
From net investment income	(0.42)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)
Net asset value, end of year	$11.94	$12.21	$11.60	$11.96	$12.03	$12.40
Total return (%)[3]	1.25[4]	9.04[4]	(0.24)[5]	3.01[4]	0.48[4]	1.83[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$8	$6	$3	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.80	1.89[6,7]	1.74	1.73	1.73
Expenses net of fee waivers	1.66	1.80	1.89[6,7]	1.74	1.73	1.73
Net investment income	3.61	3.56	3.79[6]	3.57	3.51	3.50
Portfolio turnover (%)	9	7	22	25	17	32

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

20	New York Tax-Free Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

Annual report | New York Tax-Free Income Fund	21

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22	New York Tax-Free Income Fund | Annual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,452 available to offset future net realized capital gains as of May 31, 2011. The loss carryforward expires May 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 were as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$156	$138
Exempt Interest	$2,530,087	$2,560,712

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $77,142 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforward, distributions payable and accretion on debt securities.

Annual report | New York Tax-Free Income Fund	23

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.94%, 1.64%, and 1.64% for Class A, Class B and Class C shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2011.

Accordingly, these expense reductions amounted to $61,550, $2,886 and $9,728 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

24	New York Tax-Free Income Fund | Annual report

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $105,702 for the year ended May 31, 2011. Of this amount, $12,696 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $85,951 was paid as sales commissions to broker-dealers and $7,055 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $2,017 and $1,895 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Annual report | New York Tax-Free Income Fund	25

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$155,200	$39,787
Class B	25,332	1,975
Class C	81,162	6,186
Total	$261,694	$47,948

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010, were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	488,751	$5,913,088	884,951	$10,513,550
Distributions reinvested	128,442	1,540,904	130,995	1,569,696
Repurchased	(843,143)	(10,094,405)	(592,810)	(7,108,543)

Net increase (decrease)	(225,950)	($2,640,413)	423,136	$4,974,703

Class B shares

Sold	23,714	$283,835	28,266	$339,500
Distributions reinvested	4,476	53,903	7,807	93,215
Repurchased	(92,142)	(1,107,950)	(287,991)	(3,404,798)

Net decrease	(63,952)	($770,212)	(251,918)	($2,972,083)

Class C shares

Sold	162,028	$1,968,639	247,379	$2,951,876
Distributions reinvested	13,153	157,706	10,249	123,073
Repurchased	(133,702)	(1,582,967)	(110,153)	(1,318,215)

Net increase	41,479	$543,378	147,475	$1,756,734

Net increase (decrease)	(248,423)	($2,867,247)	318,693	$3,759,354

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $5,591,010 and $9,007,143, respectively, for the year ended May 31, 2011.

26	New York Tax-Free Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and Shareholders of John Hancock New York Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock New York Tax-Free Income Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

Annual report | New York Tax-Free Income Fund	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2011.

The Fund designates 99.99% of dividends from net investment income as exempt-interest dividends.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2011 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

28	New York Tax-Free Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | New York Tax-Free Income Fund	29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

30	New York Tax-Free Income Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | New York Tax-Free Income Fund	31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

32	New York Tax-Free Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | New York Tax-Free Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	7600A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

John Hancock
MUTUAL FUNDS

John Hancock
Massachusetts Tax-Free Income Fund

Annual Report
5.31.11

A look at performance

Total returns for the period ended May 31, 2011

								SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)	unsubsidized[1]

							as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11	5-31-11

Class A	–2.91	2.84	4.06	–2.91	15.04	48.85	3.19	3.16

Class B	–3.92	2.72	3.96	–3.92	14.36	47.41	2.65	2.61

Class C	–0.02	3.07	3.81	–0.02	16.32	45.37	2.64	2.61

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.95	1.65	1.65
Gross (%)	1.01	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Massachusetts Tax-Free Income Fund | Annual report

	Class B	Class C

Start date	5-31-01	5-31-01

NAV	$14,741	$14,537

POP	$14,741	$14,537

Index	$16,324	$16,324

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | Massachusetts Tax-Free Income Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

The 12-month period ended May 31, 2011, was a volatile period for the municipal bond market, but municipal bonds nonetheless posted positive results. Most of the volatility occurred in late 2010 and early 2011 amid a supply and demand imbalance — supply surged as municipalities rushed to issue bonds under the expiring Build America Bonds program, while demand evaporated as investors expressed renewed concerns about municipal credit quality in the face of persistent budget deficits and expected reductions in federal funding for states and municipalities. The budgetary problems in Massachusetts were considerably milder and more manageable than in many other states. The government closed a $2 billion budget deficit through a combination of spending cuts, rainy day funds and a sales tax hike. In addition, state tax revenues have been exceeding expectations, thanks in part to the improving economic environment over the last nine months of the period.

For the year ended May 31, 2011, John Hancock Massachusetts Tax-Free Income Fund’s Class A shares posted a total return of 1.67% at net asset value. By comparison, Morningstar, Inc.’s muni Massachusetts fund category produced an average return of 1.74%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 3.18%. The benchmark index represents a broad measure of the municipal bond market, so state-specific municipal bond funds will not always reflect all the movement in the broader index and therefore their performance will not always align with the benchmark. The Fund’s holdings of bonds financing long-term care facilities underperformed during the period and contributed to performance shortfall. During the municipal market’s rallies in mid-2010 and early 2011, the Fund’s greater interest-rate sensitivity (i.e. longer duration) — resulting from a sizable position in longer-term Massachusetts municipal bonds — contributed favorably to performance. We took advantage of the extreme market volatility in late 2010 to increase the Fund’s holdings of longer-term securities at attractive valuations, and the Fund was rewarded when these bonds rebounded in the first five months of 2011.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	Massachusetts Tax-Free Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,016.90	$4.78

Class B	1,000.00	1,014.10	8.29

Class C	1,000.00	1,013.30	8.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Massachusetts Tax-Free Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,020.20	$4.78

Class B	1,000.00	1,016.70	8.30

Class C	1,000.00	1,016.70	8.30

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.95%, 1.65% and 1.65% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Massachusetts Tax-Free Income Fund | Annual report

Portfolio summary

Top 10 Holdings (25.5% of Net Assets on 5-31-11)[1]

Massachusetts Development Finance Agency, 10-15-40, 5.000%			3.0%

Boston Housing Authority, 4-1-27, 5.000%			2.9%

Holyoke Gas & Electric Department, 12-1-31, 5.000%			2.9%

Massachusetts State Department of Transportation, 1-1-37, 5.000%			2.6%

Massachusetts Water Resources Authority, 8-1-29, 5.250%			2.6%

Massachusetts Bay Transportation Authority, 7-1-33, 5.250%			2.5%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%			2.5%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero			2.2%

Commonwealth of Massachusetts, 12-1-24, 5.500%			2.2%

Massachusetts Development Finance Agency, 12-15-24, 5.000%			2.1%

Sector Composition[2,3]

General Obligation Bonds	5%	Housing	10%

Revenue Bonds		Pollution	4%

Water & Sewer	16%	Utilities	3%

Education	15%	Development	1%

Health Care	15%	Other Revenue	16%

Transportation	13%	Short-Term Investments & Other	2%

Quality Composition[2,4]

AAA	15%

AA	34%

A	20%

BBB	18%

BB	1%

Not Rated	10%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-11. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 5-31-11.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | Massachusetts Tax-Free Income Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.57%				$110,335,967

(Cost $109,207,192)

Massachusetts 83.52%				94,451,859

Boston Housing Authority
Capital Program Revenue (D)	4.500	04-01-26	$1,000,000	960,160

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	3,255,000	3,267,857

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	1,995,360

Boston Industrial Development Financing
Authority Harbor Electric Energy Company
Project AMT	7.375	05-15-15	110,000	110,469

Boston Water & Sewer Commission
Sewer Revenue, Series A	5.750	11-01-13	275,000	292,490

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,215,480

Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,180,920

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	2,000,000	2,442,180

Commonwealth of Massachusetts, Series E (D)	5.000	11-01-25	1,000,000	1,155,380

Freetown Lakeville Regional School District (D)	5.000	07-01-23	1,000,000	1,045,230

Holyoke Gas & Electric Department
Natural Gas Revenue, Series A (D)	5.000	12-01-31	3,410,000	3,234,044

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,206,920

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,468,025

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07-01-26	2,500,000	1,243,975

Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03-01-14	1,000,000	1,108,960

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	2,813,350

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	987,800

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	450,000	445,014

Massachusetts Development Finance Agency
Combined Jewish Philanthropies, Series A	5.250	02-01-22	1,805,000	1,865,865

Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03-01-25	1,000,000	893,640

12	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	$1,000,000	$969,960

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	1,901,960

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,128,900

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	2,000,000	1,862,080

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	3,190,000	3,355,561

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A	5.750	11-15-35	1,500,000	843,375

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,001,000

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	1,835,260

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,500,000	1,500,720

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	815,000

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,326,658

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	693,287

Massachusetts Development Finance Agency
VOA Concord Assisted Living, Prerefunded
to 10-20-11, Series A	6.900	10-20-41	1,000,000	1,075,130

Massachusetts Development Finance Agency,
Series A Southeatern Massachusetts System,
Series A (D)	5.625	01-01-16	500,000	510,965

Massachusetts Health & Educational Facilities
Authority Civic Investments, Prerefunded to
12-15-12 Series B	9.200	12-15-31	2,000,000	2,299,180

Massachusetts Health & Educational Facilities
Authority Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	781,740

Massachusetts Health & Educational Facilities
Authority Harvard Pilgrim Health Care,
Series A (D)	5.000	07-01-18	1,000,000	1,001,320

Massachusetts Health & Educational Facilities
Authority Lahey Clinic Medical Center,
Series C (D)	5.000	08-15-23	1,000,000	1,022,700

Massachusetts Health & Educational Facilities
Authority Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	1,839,340

Massachusetts Health & Educational Facilities
Authority Partners HealthCare System	5.000	07-01-22	1,000,000	1,087,170

Massachusetts Health & Educational Facilities
Authority Partners HealthCare, Series C	5.750	07-01-32	30,000	30,261

Massachusetts Health & Educational Facilities
Authority Partners HealthCare, Series J1	5.000	07-01-34	1,000,000	994,540

Massachusetts Health & Educational Facilities
Authority South Shore Hospital	5.750	07-01-29	365,000	364,974

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational Facilities
Authority Springfield College	5.625	10-15-40	$2,000,000	$1,915,460

Massachusetts Health & Educational Facilities
Authority Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,010,230

Massachusetts Health & Educational Facilities
Authority Suffolk University, Series A	6.250	07-01-30	1,000,000	1,050,350

Massachusetts Health & Educational Facilities
Authority Tufts University	5.375	08-15-38	350,000	369,747

Massachusetts Health & Educational Facilities
Authority Wheelock College, Prerefunded
to 10-1-11, Series B (D)	5.625	10-01-30	1,000,000	1,017,240

Massachusetts Health & Educational Facilities
Authority Williams College, Series H	5.000	07-01-33	1,500,000	1,518,570

Massachusetts Health & Educational Facilities
Authority Woods Hole Oceanographic,
Series B	5.375	06-01-30	1,000,000	1,063,770

Massachusetts Housing Finance Agency,
Series A AMT (D)	5.800	07-01-30	45,000	44,284

Massachusetts Housing Finance Agency,
Series B	4.700	12-01-16	1,055,000	1,083,021

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.750	12-01-20	2,780,000	2,781,529

Massachusetts Industrial Finance Agency
Aquarion Water Company AMT	6.900	12-01-29	1,210,000	1,210,000

Massachusetts Industrial Finance Agency
Ogden Haverhill Project, Series A AMT	5.600	12-01-19	500,000	501,410

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,643,587

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09-01-16	1,000,000	943,230

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,028,890

Massachusetts State College Building Authority
College & University Revenue, Series B (D)	Zero	05-01-19	1,000,000	747,560

Massachusetts State Department of
Transportation Highway Revenue Tolls	5.000	01-01-37	3,000,000	2,961,480

Massachusetts State Turnpike Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	523,685

Massachusetts State Turnpike Authority
Highway Revenue Tolls, Series C (D)	Zero	01-01-20	1,000,000	684,810

Massachusetts Water Pollution Abatement
Trust Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,093,810

Massachusetts Water Pollution Abatement
Trust Series 7	5.125	02-01-31	1,775,000	1,778,071

Massachusetts Water Pollution Abatement
Trust Series 9	5.250	08-01-18	60,000	69,043

Massachusetts Water Pollution Abatement
Trust Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,073,320

Massachusetts Water Pollution Abatement
Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,068,310

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	1,600,000	1,654,592

14	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	$1,000,000	$1,031,720

Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	2,879,550

University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,530,390

Puerto Rico 12.30%				13,903,448

Commonwealth of Puerto Rico Income Tax
Revenue (D)(P)	11.104	07-01-11	400,000	403,056

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07-01-11	1,000,000	1,009,720

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A (Zero coupon steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,871,572

Puerto Rico Highway & Transportation
Authority Fuel Sales Tax Revenue, Escrowed
to Maturity, Series Y	6.250	07-01-14	955,000	1,114,791

Puerto Rico Highway & Transportation
Authority Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	49,249

Puerto Rico Highway & Transportation Authority
Highway Revenue Tolls, Series AA (D)	5.500	07-01-19	2,000,000	2,125,980

Puerto Rico Highway & Transportation
Authority, Series H	5.450	07-01-35	1,000,000	944,930

Puerto Rico Housing Finance Authority	5.125	12-01-27	1,000,000	1,007,740

Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,442,690

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	5.500	08-01-42	1,000,000	988,160

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	2,000,000	1,945,560

Virgin Islands 1.31%				1,481,300

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,044,780

Virgin Islands Public Finance Authority, Series A-1	5.000	10-01-39	500,000	436,520

Guam 0.44%				499,360

Guam Government, Series A	5.750	12-01-34	500,000	499,360

Short-Term Investments 0.94%				$1,064,000

(Cost $1,064,000)

Repurchase Agreement 0.94%				1,064,000

Repurchase Agreement with State Street Corp. dated 5-31-11
at 0.010% to be repurchased at $1,064,000 on 6-1-11,
collateralized by $825,000 Federal Home Loan Mortgage Corp.,
6.750% due 3-15-31 (valued at $1,091,063, including interest)			$1,064,000	1,064,000

Total investments (Cost $110,271,192)† 98.51%				$111,399,967

Other assets and liabilities, net 1.49%				$1,689,425

Total net assets 100.00%				$113,089,392

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	15

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a percentage of total investments

ACA Financial Guaranty Corp.	1.67%
Ambac Financial Group, Inc.	3.27%
Assured Guarantee Corp.	0.90%
Assured Guaranty Municipal Corp.	10.16%
Financial Guaranty Insurance Company	0.47%
National Public Finance Guarantee Insurance Company	12.24%
Radian Asset Assurance, Inc.	0.70%
XL Capital Assurance, Inc.	0.67%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $109,975,541. Net unrealized appreciation aggregated $1,424,426, of which $3,731,016 related to appreciated investment securities and $2,306,590 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-11:

General Obligation Bonds	5%
Revenue Bonds
Water & Sewer	16%
Education	15%
Health Care	15%
Transportation	13%
Housing	10%
Pollution	4%
Utilities	3%
Development	1%
Other Revenue	16%
Short-Term Investments & Other	2%

16	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $110,271,192)	$111,399,967
Cash	588
Receivable for fund shares sold	56,552
Interest receivable	1,902,991
Other receivables and prepaid expenses	15,609

Total assets	113,375,707

Liabilities

Payable for fund shares repurchased	75,839
Distributions payable	127,452
Payable to affiliates
Accounting and legal services fees	1,464
Transfer agent fees	6,513
Distribution and service fees	14,690
Trustees’ fees	6,396
Other liabilities and accrued expenses	53,961

Total liabilities	286,315

Net assets

Capital paid-in	$111,519,710
Undistributed net investment income	65,342
Accumulated net realized gain on investments	375,565
Net unrealized appreciation on investments	1,128,775

Net assets	$113,089,392

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($92,276,619 ÷ 7,549,673 shares)	$12.22
Class B ($3,393,777 ÷ 277,711 shares)[1]	$12.22
Class C ($17,418,996 ÷ 1,425,178 shares)[1]	$12.22

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,183,292

Expenses

Investment management fees (Note 4)	619,743
Distribution and service fees (Note 4)	535,794
Accounting and legal services fees (Note 4)	17,830
Transfer agent fees (Note 4)	85,442
Trustees’ fees (Note 4)	11,026
State registration fees	18,916
Printing and postage	11,193
Professional fees	53,836
Custodian fees	23,052
Registration and filing fees	19,487
Other	11,987

Total expenses	1,408,306
Less expense reductions (Note 4)	(62,644)

Net expenses	1,345,662

Net investment income	4,837,630

Realized and unrealized gain (loss)

Net realized gain on investments	494,247
Change in net unrealized appreciation (depreciation) of investments	(4,078,824)

Net realized and unrealized loss	(3,584,577)

Increase in net assets from operations	$1,253,053

18	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$4,837,630	$4,835,598
Net realized gain (loss)	494,247	(213,753)
Change in net unrealized appreciation (depreciation)	(4,078,824)	4,900,786

Increase in net assets resulting from operations	1,253,053	9,522,631

Distributions to shareholders
From net investment income
Class A	(4,035,324)	(4,038,882)
Class B	(145,125)	(199,826)
Class C	(631,053)	(556,622)
From net realized gain
Class A	(132,947)	(286,088)
Class B	(5,601)	(16,918)
Class C	(26,227)	(48,998)

Total distributions	(4,976,277)	(5,147,334)

From Fund share transactions (Note 5)	(12,583,533)	8,534,562

Total increase (decrease)	(16,306,757)	12,909,859

Net assets

Beginning of year	129,396,149	116,486,290

End of year	$113,089,392	$129,396,149

Undistributed net investment income	$65,342	$15,149

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	19

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Net investment income[2]	0.50	0.49	0.38	0.51	0.53	0.53
Net realized and unrealized gain (loss)
on investments	(0.30)	0.46	(0.17)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.20	0.95	0.21	0.43	0.26	0.29
Less distributions
From net investment income	(0.49)	(0.49)	(0.39)	(0.50)	(0.52)	(0.52)
From net realized gain	(0.02)	(0.03)	—[3]	(0.02)	(0.01)	—[3]
Total distributions	(0.51)	(0.52)	(0.39)	(0.52)	(0.53)	(0.52)
Net asset value, end of year	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Total return (%)[4]	1.67[5]	8.04[5]	1.84[6]	3.55[5]	2.02[5]	2.38[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$92	$105	$95	$97	$80	$78
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	1.09[7,8]	0.98	0.98	0.99
Expenses net of fee waivers	0.95	1.00	1.09[7,8]	0.98	0.98	0.99
Expenses net of fee waivers and credits	0.95	1.00	1.09[7,8]	0.97	0.98	0.99
Net investment income	4.04	4.00	4.39[8]	4.08	4.16	4.19
Portfolio turnover (%)	17	10	17	22	25	15

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

20	Massachusetts Tax-Free Income Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.53	$12.09	$12.28	$12.37	$12.64	$12.87
Net investment income[2]	0.41	0.41	0.32	0.42	0.44	0.44
Net realized and unrealized gain (loss)
on investments	(0.29)	0.46	(0.19)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.12	0.87	0.13	0.34	0.17	0.20
Less distributions
From net investment income	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)
From net realized gain	(0.02)	(0.03)	—[3]	(0.02)	(0.01)	—[3]
Total distributions	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)
Net asset value, end of year	$12.22	$12.53	$12.09	$12.28	$12.37	$12.64
Total return (%)[4]	0.96[5]	7.37[5]	1.22[6]	2.83[5]	1.31[5]	1.67[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$5	$7	$10	$12	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.70	1.79[7,8]	1.68	1.68	1.69
Expenses net of fee waivers	1.65	1.70	1.79[7,8]	1.68	1.68	1.69
Expenses net of fee waivers and credits	1.65	1.70	1.79[7,8]	1.67	1.68	1.69
Net investment income	3.33	3.29	3.69[8]	3.39	3.46	3.49
Portfolio turnover (%)	17	10	17	22	25	15

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Net investment income[2]	0.41	0.41	0.32	0.42	0.44	0.44
Net realized and unrealized gain (loss)
on investments	(0.29)	0.45	(0.18)	(0.08)	(0.27)	(0.24)
Total from investment operations	0.12	0.86	0.14	0.34	0.17	0.20
Less distributions
From net investment income	(0.41)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)
From net realized gain	(0.02)	(0.03)	—[3]	(0.02)	(0.01)	—[3]
Total distributions	(0.43)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)
Net asset value, end of year	$12.22	$12.53	$12.10	$12.28	$12.37	$12.64
Total return (%)[4]	0.96[5]	7.29[5]	1.31[6]	2.83[5]	1.31[5]	1.67[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$17	$19	$14	$12	$10	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.70	1.79[7,8]	1.68	1.68	1.69
Expenses net of fee waivers	1.65	1.70	1.79[7,8]	1.68	1.68	1.69
Expenses net of fee waivers and credits	1.65	1.70	1.79[7,8]	1.67	1.68	1.69
Net investment income	3.34	3.30	3.67[8]	3.38	3.46	3.48
Portfolio turnover (%)	17	10	17	22	25	15

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Annualized.

See notes to financial statements	Annual report | Massachusetts Tax-Free Income Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

22	Massachusetts Tax-Free Income Fund | Annual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N. A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset

Annual report | Massachusetts Tax-Free Income Fund	23

value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 was as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$39,789	$438
Exempt Interest	$4,771,713	$4,794,927
Long-Term Capital Gain	$164,775	$351,969

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $196,621 of undistributed exempt interest and $79,914 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

24	Massachusetts Tax-Free Income Fund | Annual report

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.95%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2011.

Accordingly, these expense reductions amounted to $50,777, $2,148 and $9,719 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $161,512 for the year ended May 31, 2011. Of this amount, $20,918 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $137,227 was paid as sales commissions to broker-dealers and $3,367 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Annual report | Massachusetts Tax-Free Income Fund	25

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $4,141 and $3,554 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$301,582	$69,296
Class B	43,892	3,027
Class C	190,320	13,119
Total	$535,794	$85,442

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

26	Massachusetts Tax-Free Income Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010 were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	910,737	$11,317,354	1,775,954	$21,904,209
Distributions reinvested	220,734	2,708,233	235,299	2,911,774
Repurchased	(1,997,898)	(24,236,994)	(1,473,907)	(18,243,926)

Net increase (decrease)	(866,427)	($10,211,407)	537,346	$6,572,057

Class B shares

Sold	29,576	$366,589	44,276	$547,185
Distributions reinvested	6,859	84,129	9,519	117,621
Repurchased	(177,947)	(2,181,221)	(233,297)	(2,880,348)

Net decrease	(141,512)	($1,730,503)	(179,502)	($2,215,542)

Class C shares

Sold	288,638	$3,610,346	565,402	$6,967,950
Distributions reinvested	34,930	427,901	30,789	381,337
Repurchased	(390,925)	(4,679,870)	(256,168)	(3,171,240)

Net increase (decrease)	(67,357)	($641,623)	340,023	$4,178,047

Net increase (decrease)	(1,075,296)	($12,583,533)	697,867	$8,534,562

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $20,726,281 and $33,908,244, respectively, for the year ended May 31, 2011.

Annual report | Massachusetts Tax-Free Income Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Tax-Exempt Series Fund and Shareholders of John Hancock Massachusetts Tax-Free Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

28	Massachusetts Tax-Free Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2011.

The Fund has designated distributions to shareholders of $164,775 as a long-term capital gain dividend.

The Fund designates 99.21% of dividends from net investment income as exempt-interest dividends.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

Annual report | Massachusetts Tax-Free Income Fund	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

30	Massachusetts Tax-Free Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Massachusetts Tax-Free Income Fund	31

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

32	Massachusetts Tax-Free Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | Massachusetts Tax-Free Income Fund	33

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

34	Massachusetts Tax-Free Income Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	7700A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $51,735 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $25,867 and John Hancock New York Tax-Free Income Fund - $25,868) and $50,912 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $25,456 and John Hancock New York Tax-Free Income Fund - $25,456). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees amounted to $694 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $347 and John Hancock New York Tax-Free Income Fund - $347) and $2,368 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $1,184 and John Hancock New York Tax-Free Income Fund - $1,184) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $5,440 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund – $2,720 and John Hancock New York Tax-Free Income Fund - $2,720) and $5,282 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund – $2,641 and John Hancock New York Tax-Free Income Fund - $2,641). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

All other fees amounted to $364 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $182 and John Hancock New York Tax-Free Income Fund - $182) and $150 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock Massachusetts Tax-Free Income Fund - $75 and John Hancock New York Tax-Free Income Fund - $75) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,914,584 for the fiscal year ended May 31, 2011 and $5,216,489 for the fiscal year ended May 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.
(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011